Accounting policies (Policies)	6 Months Ended
Dec. 31, 2020
Accounting policies
Taxes on income	Taxes on income in the interim periods are accrued using the tax rate that would be applicable to expected total annual earnings.
New and amended standards and interpretations adopted by the Group

New and amended standards and interpretations adopted by the Group

•	Phase 2 amendments to IFRS 9, “Financial instruments” for IBOR reform

Phase 2 amendments to IFRS 9, “Financial instruments” for IBOR reform are effective for annual reporting periods beginning on or after 1 January 2021 with earlier application permitted. The Group has applied early adoption the amendments.

There are no other new or amended standards or interpretations that became applicable for the current reporting period that have had a material impact on the Group.

New and amended standards and interpretations issued but not yet adopted

New and amended standards and interpretations issued but not yet adopted

There are no IFRS or IFRS IC standards or interpretations that are not yet effective that would be expected to have a material impact on the Group in the future reporting periods or on foreseeable future transactions.